WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	2020	2019	2018
Expected volatility	51.8%	47.4%	46.9%
Expected term (in years)	5.99	5.90	5.90
Risk-free interest rate	0.3%	1.8%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%

Common Stock Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	2020	2019	2018
Expected volatility	57.0%	55.0%	58.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	1.7%	1.7%	1.7%
Expected dividend yield	0.0%	0.0%	0.0%

Series C-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	2020	2019	2018
Expected volatility	60.0%	45.0%	45.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	0.1%	1.6%	2.5%

Series C-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	2020	2019	2018
Expected volatility	60.0%	45.0%	45.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	0.1%	1.6%	2.5%